Accounting Standards	12 Months Ended
Dec. 31, 2020
Accounting Standards
Accounting Standards

3. Accounting Standards

3.1Initial application of financial reporting standards issued by the IASB

The Group adopted IFRS 16 as of January 1, 2019. The nature and effect of the changes as a result of adoption of this new accounting standard are described below.

IFRS 16—Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC 15 Operating Leases Incentives and SIC 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires leessees to recognize most leases on the balance sheet.

As of January 1, 2019, VIA Group initially applied IFRS 16 using the modified retrospective approach. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Group elected to use the transition practical expedient to not reassess whether a contract is or contains a lease at January 1, 2019. Instead, the Group applied the standard only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. No adjustment to the opening balance of retained earnings at January 1, 2019 was required with no restatement of comparative information.

VIA Group as a lessee

VIA Group primarily leases offices, factory facilities and vehicles.

As a lessee, VIA Group previously classified leases as either operating or finance leases. Refer to Note 2.4.6 for the accounting policy prior to IFRS 16 adoption. Upon adoption, VIA Group recognized right‑of‑use assets and lease liabilities for those leases previously classified as operating leases, except for short‑term and leases of low value assets.

Transition

Previously, VIA Group classified all of its leases as operating leases under IAS 17. Some leases include an option to renew the lease for an additional time period after the end of the non‑cancellable period.

At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application. Right‑of‑use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Group applied the following available practical expedients:

•	Applied the exemption not to recognize right‑of‑use assets and liabilities for leases with less than 12 months of lease term.
•	Excluded initial direct costs from measuring the right‑of‑use asset at the date of initial application.
•	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

Impacts on transition as of January 1, 2019

Upon transition to IFRS 16, the Group recognized additional lease liabilities and additional right‑of‑use assets at an amount equal to the lease liability. No differences were recognized in retained earnings at transition. The impact on transition is summarized below.

EUR	01/01/2019
Right‑of‑use assets presented in property and equipment	11,825,810
Lease liabilities	11,825,810

Due to the recognition of corresponding lease liabilities and right‑of‑use assets, taxable and deductible temporary differences arise, accordingly, deferred tax assets and liabilities have been recognized on those differences.

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate as of January 1, 2019. The weighted average rate applied is 2.1%.  The lease liabilities as at January 1, 2019 are reconciled to the operating lease commitments as of December 31, 2018 as follows:

EUR	01/01/2019
Operating lease commitment as at December 31, 2018	6,885,912
Less: Discounting of operating lease commitments	(358,049)
Discounted operating lease commitments using the incremental borrowing rate as at January 1, 2019	6,527,863
Less:
Commitments relating to short‑term leases	(4,734)
Commitments relating to leases of low‑value assets	(15,537)
Add:
Discounted payments in optional extension periods not as at December 31, 2018	5,318,218
Lease liabilities as at January 1, 2019	11,825,810

Impacts for the period

As a result of applying IFRS 16, in relation to those leases, VIA Group has recognized depreciation and interest expense, instead of operating lease expense. During the financial year 2019, VIA Group recognized TEUR 1,869 of depreciation charges and TEUR 227 of interest expense from these leases.

New and amended standards and interpretations

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Standard/Interpretation	Subject of Standard/ Interpretation or Amendment	Expected Impact on the VIA Group

Amendments to IFRS 3: Definition of a business

The amendment to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs.

This amendment had no impact on the consolidated financial statements of the Group, but may impact future periods should the Group enter into any business combinations.
Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

These amendments have no impact on the consolidated financial statements of the Group as it does not have any interest rate hedge relationships.
Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.

These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Group.
Conceptual Framework for Financial Reporting issued on 29 March 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts.

This amendment had no impact on the consolidated financial statements of the Group.
Amendments to IFRS 16 Covid-19 Related Rent Concessions

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.

The amendment applies to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted.

This amendment had no impact on the consolidated financial statements of the Group.

3.2Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standard/Interpretation	Effective Date	Subject of Standard/ Interpretation or Amendment	Expected Impact on the VIA Group

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37	01.01.2022

The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the  counterparty under the contract.

			This clarification is not expected to have a material impact on the consolidated financial statements.
Property, Plant and Equipment (Amendments to IAS 16)	01.01.2022

Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the costs of producing those items, in profit or loss.

			This clarification is not expected to have a material impact on the consolidated financial statements.
Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non‑current	01.01.2023

Clarifies whether debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non‑current in the statement of financial position.

			This clarification is not expected to have a material impact on the consolidated financial statements.